Consolidated Balance Sheet (Parentheticals) (USD $) In Thousands, except Share data	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Property and equipment, net of accumulated depreciation (in Dollars)	$ 5,667	$ 5,864	$ 6,697
Intangible assets, net of accumulated amortization (in Dollars)	$ 2,056	$ 1,938	$ 1,702
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, Par Value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Shares Authorized	2,000,000,000	2,000,000,000	200,000,000
Common stock, Shares Issued	20,860,500	4,542,775	1,631,000
Common stock, Shares Outstanding	20,860,500	4,542,775	1,631,000